Segment Information - Schedule of Long-Lived Assets Based on Geographical Location (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,047	$ 1,016
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	793	775
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	21	15
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	70	79
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2	6
Rest of Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	96	92
All other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 65	$ 48